                              N A T I O N W I D E(R)
                                F I D E L I T Y
                                 A D V I S O R
                                V A R I A B L E
                                 A C C O U N T

                               Semi-Annual Report

                                 F I D E L I T Y

                                  A D V I S O R

                              A N N U I T I E S(SM)

                             J u n e 3 0 , 1 9 9 9

                                     {LOGO]

                                    [Photo]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide Fidelity Advisor Variable Account.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion.How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.


                               /s/ Joseph J.Gasper
                           Joseph J.Gasper, President
                                 August 19, 1999


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 1999
                                   (UNAUDITED)

ASSETS:
   Investments at market value:
     Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
        2,847,069 shares (cost $67,041,938) ...................................................           $ 77,582,634
     Fidelity VIP - Growth Portfolio (FidVIPGr)
        1,817,241 shares (cost $70,643,776) ...................................................             83,102,431
     Fidelity VIP - High Income Portfolio (FidVIPHI)
        13,362,094 shares (cost $159,969,243) .................................................            150,858,038
     Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
        76,379,655 shares (cost $76,379,655) ..................................................             76,379,655
     Fidelity VIP - Overseas Portfolio (FidVIPOv)
        3,810,898 shares (cost $71,413,969) ...................................................             79,266,678
     Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
        1,033,625 shares (cost $17,704,585) ...................................................             18,284,824
     Fidelity VIP-II - Asset Manager:Growth Portfolio (FidVIPAMGr)
        901,324 shares (cost $14,037,487) .....................................................             15,457,707
     Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
        4,122,542 shares (cost $82,604,720) ...................................................            107,598,350
     Fidelity VIP-II - Index 500 Portfolio (FidVIPI500)
        840,198 shares (cost $107,690,138) ....................................................            130,776,780
     Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)
        5,145,528 shares (cost $63,072,668) ...................................................             62,157,984
     Fidelity VIP-III - Balanced Portfolio (FidVIPBal)
        10,360,867 shares (cost $125,568,693) .................................................            166,291,918
     Fidelity VIP-III - Growth and Income Portfolio (FidVIPGrIn)
        4,160,983 shares (cost $55,295,984) ...................................................             71,152,812
     Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
        33,029,226 shares (cost $506,042,706) .................................................            780,810,910
     Fidelity VIP-III - Mid Cap Portfolio (FidVIPMCap)
        4,191 shares (cost $46,130) ...........................................................                 49,376
     Fidelity VIP - Equity-Income Portfolio:Service Class (FidVIPEIS)
        1,132,131 shares (cost $28,144,361) ...................................................             30,805,272
     Fidelity VIP - Growth Portfolio:Service Class (FidVIPGrS)
        1,016,066 shares (cost $42,154,918) ...................................................             46,383,405
     Fidelity VIP - High Income Portfolio:Service Class (FidVIPHIS)
        2,730,221 shares (cost $32,033,056) ...................................................             30,742,294

                                        3




      Fidelity VIP - Overseas Portfolio:Service Class (FidVIPOvS)
        474,602 shares (cost $9,381,361) .......................................................             9,857,493
      Fidelity VIP-II - Asset Manager Portfolio:Service Class (FidVIPAMS)
        435,347 shares (cost $7,458,538) .......................................................             7,670,811
      Fidelity VIP-II - Asset Manager:Growth Portfolio:Service Class (FidVIPAMGrS)
        316,923 shares (cost $5,084,321) .......................................................             5,409,871
      Fidelity VIP-II - Contrafund Portfolio:Service Class (FidVIPConS)
        1,222,209 shares (cost $28,316,171) ....................................................            31,850,765
      Fidelity VIP-III - Balanced Portfolio:Service Class (FidVIPBalS)
        1,155,132 shares (cost $17,824,903) ....................................................            18,482,117
      Fidelity VIP-III - Growth and Income Portfolio:Service Class (FidVIPGrInS)
        2,305,026 shares (cost $35,436,026) ....................................................            39,277,638
      Fidelity VIP-III - Growth Opportunities Portfolio:Service Class (FidVIPGrOpS)
        3,363,751 shares (cost $71,257,786) ....................................................            79,451,803
      Fidelity VIP-III - Mid Cap Portfolio:Service Class (FidVIPMCapS)
        42,533 shares (cost $477,629) ..........................................................               500,614
                                                                                                      ----------------
           Total investments ...................................................................         2,120,202,180
   Accounts receivable .........................................................................                    73
                                                                                                      ----------------
           Total assets ........................................................................         2,120,202,253
ACCOUNTS PAYABLE ...............................................................................               247,865
                                                                                                      ----------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...............................................................      $ (2,119,954,388)
                                                                                                      ================


See accompanying notes to financial statements.


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS' EQUITY
                  SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                 TOTAL                        EQUITY-INCOME PORTFOLIO
                                                 -----------------------------------      ------------------------------
                                                       1999                 1998              1999              1998
                                                 ---------------      --------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................     $    37,841,849          27,142,531           993,026           600,150
  Mortality, expense and administration
    charges (note 2) .......................         (12,931,375)         (9,768,566)         (492,742)         (377,660)
                                                 ---------------      --------------      ------------      ------------
    Net investment activity ................          24,910,474          17,373,965           500,284           222,490
                                                 ---------------      --------------      ------------      ------------

  Proceeds from mutual fund shares sold ....         156,881,850          54,586,424         3,022,994           333,174
  Cost of mutual fund shares sold ..........        (128,448,414)        (48,224,682)       (2,330,165)         (299,502)
                                                 ---------------      --------------      ------------      ------------
    Realized gain (loss) on investments ....          28,433,436           6,361,742           692,829            33,672
  Change in unrealized gain (loss)
    on investments .........................          32,365,843          59,003,857         4,679,420         2,086,827
                                                 ---------------      --------------      ------------      ------------
    Net gain (loss) on investments .........          60,799,279          65,365,599         5,372,249         2,120,499
                                                 ---------------      --------------      ------------      ------------
  Reinvested capital gains .................          42,234,533          51,573,229         2,195,110         2,135,830
                                                 ---------------      --------------      ------------      ------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................         127,944,286         134,312,793         8,067,643         4,478,819
                                                 ---------------      --------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................         258,770,141         243,508,683         5,970,622        18,105,212
  Transfers between funds ..................                   -                   -        (1,239,701)        4,939,442
  Redemptions ..............................         (84,999,272)        (39,203,830)       (2,247,676)       (1,043,835)
  Annuity benefits .........................             (35,907)            (35,063)                -                 -
  Annual contract maintenance charge
    (note 2) ...............................             (82,831)            (68,081)           (3,102)           (1,550)
  Contingent deferred sales charges
    (note 2) ...............................          (1,837,836)           (785,077)          (48,741)          (17,709)
  Adjustments to maintain reserves .........            (116,921)             (1,973)              528              (376)
                                                 ---------------      --------------      ------------      ------------
       Net equity transactions .............         171,697,375         203,414,659         2,431,930        21,981,184
                                                 ---------------      --------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......         299,641,661         337,727,452        10,499,573        26,460,003
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.       1,820,312,727       1,238,508,090        67,083,656        38,824,978
                                                 ---------------      --------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......     $ 2,119,954,388       1,576,235,542        77,583,229        65,284,981
                                                 ===============      ==============      ============      ============



                                                              GROWTH PORTFOLIO                  HIGH INCOME PORTFOLIO
                                                 -----------------------------------      ------------------------------
                                                       1999                 1998              1999              1998
                                                 ---------------      --------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................             103,367             133,285        14,171,585        10,862,359
  Mortality, expense and administration
    charges (note 2) .......................            (479,796)           (219,628)       (1,088,146)       (1,134,181)
                                                 ---------------      --------------      ------------      ------------
    Net investment activity ................            (376,429)            (86,343)       13,083,439         9,728,178
                                                 ---------------      --------------      ------------      ------------

  Proceeds from mutual fund shares sold ....           2,551,537           1,150,043        25,556,116         7,770,613
  Cost of mutual fund shares sold ..........          (1,771,845)         (1,027,248)      (27,027,967)       (7,238,196)
                                                 ---------------      --------------      ------------      ------------
    Realized gain (loss) on investments ....             779,692             122,795        (1,471,851)          532,417
  Change in unrealized gain (loss)
    on investments .........................           1,614,312           1,704,472        (1,067,989)      (10,920,836)
                                                 ---------------      --------------      ------------      ------------
    Net gain (loss) on investments .........           2,394,004           1,827,267        (2,539,840)      (10,388,419)
                                                 ---------------      --------------      ------------      ------------
  Reinvested capital gains .................           6,499,195           3,486,467           529,779         6,902,124
                                                 ---------------      --------------      ------------      ------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................           8,516,770           5,227,391        11,073,378         6,241,883
                                                 ---------------      --------------      ------------      ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................           8,097,385          10,397,763         6,102,703        20,751,192
  Transfers between funds ..................          12,658,401             778,925       (14,555,458)       (3,712,181)
  Redemptions ..............................          (2,172,262)           (489,838)       (6,048,757)       (4,614,343)
  Annuity benefits .........................                   -                   -              (883)             (958)
  Annual contract maintenance charge
    (note 2) ...............................              (2,798)               (974)           (4,767)           (4,813)
  Contingent deferred sales charges
    (note 2) ...............................             (58,417)            (11,053)         (126,189)         (104,602)
  Adjustments to maintain reserves .........                 804                (210)              813               300
                                                 ---------------      --------------      ------------      ------------
       Net equity transactions .............          18,523,112          10,674,613       (14,632,538)       12,314,595
                                                 ---------------      --------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......          27,039,882          15,902,004        (3,559,160)       18,556,478
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.          56,063,413          23,748,752       154,419,836       149,321,511
                                                 ---------------      --------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......          83,103,295          39,650,756       150,860,676       167,877,989
                                                 ===============      ==============      ============      ============
                                                                                                             (Continued)



                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS' EQUITY
                  SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                     MONEY MARKET PORTFOLIO               OVERSEAS PORTFOLIO
                                                 -----------------------------        --------------------------
                                                      1999             1998              1999            1998
                                                 ------------     ------------        ----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................     $  1,589,623        1,126,169        1,213,755        1,390,058
  Mortality, expense and administration
    charges (note 2) .......................         (434,304)        (289,604)        (547,978)        (557,346)
                                                 ------------     ------------        ----------     -----------
    Net investment activity ................        1,155,319          836,565          665,777          832,712
                                                 ------------     ------------        ----------     -----------

  Proceeds from mutual fund shares sold ....       38,947,122       25,474,812        9,652,778        3,318,668
  Cost of mutual fund shares sold ..........      (38,947,122)     (25,474,812)      (8,554,116)      (2,907,177)
                                                 ------------     ------------        ----------     -----------
    Realized gain (loss) on investments ....                -                -        1,098,662          411,491
  Change in unrealized gain (loss)
    on investments .........................                -                -        1,852,273        5,428,926
                                                 ------------     ------------        ----------     -----------
    Net gain (loss) on investments .........                -                -        2,950,935        5,840,417
                                                 ------------     ------------        ----------     -----------
  Reinvested capital gains .................                -                -        1,957,670        4,097,014
                                                 ------------     ------------        ----------     -----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................        1,155,319          836,565        5,574,382       10,770,143
                                                 ------------     ------------        ----------     -----------
Equity transactions:
  Purchase payments received from
    contract owners ........................       15,522,933       16,097,369        1,801,004        5,819,193
  Transfers between funds ..................        8,597,515      (12,127,200)      (4,547,450)       1,077,668
  Redemptions ..............................      (11,865,901)      (1,991,455)      (2,946,317)      (1,751,406)
  Annuity benefits .........................                -                -                -                -
  Annual contract maintenance charge
    (note 2) ...............................           (1,697)          (1,191)          (4,130)          (4,088)
  Contingent deferred sales charges
    (note 2) ...............................         (295,408)         (53,261)         (57,359)         (39,760)
  Adjustments to maintain reserves .........             (296)             (74)             711              977
                                                 ------------     ------------        ----------     -----------
       Net equity transactions .............       11,957,145        1,924,188       (5,753,541)       5,102,584
                                                 ------------     ------------        ----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......       13,112,464        2,760,753         (179,159)      15,872,727
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.       63,266,840       43,662,462       79,447,569       68,829,824
                                                 ------------     ------------        ----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......     $ 76,379,304       46,423,215       79,268,410       84,702,551



                                                                                             ASSET MANAGER
                                                    ASSET MANAGER PORTFOLIO                 GROWTH PORTFOLIO
                                                -----------------------------       ---------------------------
                                                    1999             1998              1999             1998
                                                ------------     ------------       ----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................         515,103          350,865          330,314          182,827
  Mortality, expense and administration
    charges (note 2) .......................        (116,975)         (84,567)         (99,226)         (69,690)
                                                ------------     ------------       ----------      -----------
    Net investment activity ................         398,128          266,298          231,088          113,137
                                                ------------     ------------       ----------      -----------

  Proceeds from mutual fund shares sold ....       1,242,306          714,871          803,239          340,778
  Cost of mutual fund shares sold ..........      (1,118,340)        (651,635)        (655,348)        (297,241)
                                                ------------     ------------       ----------      -----------
    Realized gain (loss) on investments ....         123,966           63,236          147,891           43,537
  Change in unrealized gain (loss)
    on investments .........................        (400,248)        (408,541)          34,381          (60,978)
                                                ------------     ------------       ----------      -----------
    Net gain (loss) on investments .........        (276,282)        (345,305)         182,272          (17,441)
                                                ------------     ------------       ----------      -----------
  Reinvested capital gains .................         652,464        1,052,595          547,838          854,987
                                                ------------     ------------       ----------      -----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................         774,310          973,588          961,198          950,683
                                                ------------     ------------       ----------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................       2,063,557        2,469,613        1,159,970        2,367,985
  Transfers between funds ..................       1,031,058          320,287          377,353          223,528
  Redemptions ..............................        (731,207)        (452,451)        (259,748)        (142,386)
  Annuity benefits .........................         (16,586)         (16,169)               -                -
  Annual contract maintenance charge
    (note 2) ...............................            (553)            (185)            (763)            (359)
  Contingent deferred sales charges
    (note 2) ...............................          (5,058)          (4,130)          (4,293)          (2,302)
  Adjustments to maintain reserves .........            (154)          (2,044)            (350)              23
                                                ------------     ------------       ----------      -----------
       Net equity transactions .............       2,341,056        2,314,921        1,272,169        2,446,489
                                                ------------     ------------       ----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......       3,115,366        3,288,509        2,233,367        3,397,172
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.      15,168,982       10,050,168       13,224,069        8,276,147
                                                ------------     ------------       ----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......      18,284,348       13,338,677       15,457,436       11,673,319




                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS' EQUITY
                  SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                       CONTRAFUND PORTFOLIO                  INDEX 500 PORTFOLIO
                                                -------------------------------        ----------------------------
                                                     1999              1998               1999               1998
                                                -------------      ------------        ----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................    $     428,489           374,985           795,231           369,216
  Mortality, expense and administration
    charges (note 2) .......................         (667,669)         (426,945)         (628,733)         (269,975)
                                                -------------      ------------        ----------        ----------
    Net investment activity ................         (239,180)          (51,960)          166,498            99,241
                                                -------------      ------------        ----------        ----------

  Proceeds from mutual fund shares sold ....        2,682,821         2,279,235         1,989,208           342,168
  Cost of mutual fund shares sold ..........       (1,782,034)       (1,914,686)       (1,307,502)         (271,859)
                                                -------------      ------------        ----------        ----------
    Realized gain (loss) on investments ....          900,787           364,549           681,706            70,309
  Change in unrealized gain (loss)
    on investments .........................        5,726,365         5,862,913         9,497,967         4,645,885
                                                -------------      ------------        ----------        ----------
    Net gain (loss) on investments .........        6,627,152         6,227,462        10,179,673         4,716,194
                                                -------------      ------------        ----------        ----------
  Reinvested capital gains .................        3,142,250         2,758,815           539,621           855,170
                                                -------------      ------------        ----------        ----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................        9,530,222         8,934,317        10,885,792         5,670,605
                                                -------------      ------------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................        8,427,939        10,445,026        39,707,010        14,562,979
  Transfers between funds ..................        8,363,187         1,430,985         8,138,091         4,250,431
  Redemptions ..............................       (3,358,682)       (1,383,363)       (3,035,253)         (847,328)
  Annuity benefits .........................                -                 -                 -                 -
  Annual contract maintenance charge
    (note 2) ...............................           (5,240)           (3,377)           (4,108)           (1,892)
  Contingent deferred sales charges
    (note 2) ...............................          (86,254)          (31,053)          (76,743)          (14,721)
  Adjustments to maintain reserves .........              948               175               997              (409)
                                                -------------      ------------        ----------        ----------
       Net equity transactions .............       13,341,898        10,458,393        44,729,993        17,949,060
                                                -------------      ------------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......       22,872,120        19,392,710        55,615,785        23,619,665
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.       84,727,181        51,523,897        75,161,985        28,715,098
                                                -------------      ------------       -----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......     $107,599,301        70,916,607       130,777,770        52,334,763
                                                =============      ============       ===========        ==========

                                                         INVESTMENT GRADE
                                                          BOND PORTFOLIO                      BALANCED PORTFOLIO
                                                -------------------------------        ----------------------------
                                                     1999              1998               1999               1998
                                                -------------      ------------        ----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................        2,225,217         1,397,192         3,795,276         3,537,100
  Mortality, expense and administration
    charges (note 2) .......................         (380,250)         (219,545)       (1,158,168)       (1,069,725)
                                                -------------      ------------       -----------        ----------
    Net investment activity ................        1,844,967         1,177,647         2,637,108         2,467,375
                                                -------------      ------------       -----------        ----------

  Proceeds from mutual fund shares sold ....        6,199,820         1,258,033         9,557,467         2,395,048
  Cost of mutual fund shares sold ..........       (5,900,121)       (1,184,187)       (6,559,792)       (1,674,185)
                                                -------------      ------------       -----------        ----------
    Realized gain (loss) on investments ....          299,699            73,846         2,997,675           720,863
  Change in unrealized gain (loss)
    on investments .........................       (4,261,449)         (425,642)       (3,245,262)        7,856,834
                                                -------------      ------------       -----------        ----------
    Net gain (loss) on investments .........       (3,961,750)         (351,796)         (247,587)        8,577,697
                                                -------------      ------------       -----------        ----------
  Reinvested capital gains .................          698,107           165,769         4,410,726         5,403,903
                                                -------------      ------------       -----------        ----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................       (1,418,676)          991,620         6,800,247        16,448,975
                                                -------------      ------------       -----------        ----------
Equity transactions:
  Purchase payments received from
    contract owners ........................       11,905,540         5,853,296         4,926,780         7,303,539
  Transfers between funds ..................          479,121         1,105,720        (4,580,038)            6,442
  Redemptions ..............................       (2,864,994)       (1,044,664)       (6,556,773)       (4,411,425)
  Annuity benefits .........................          (15,236)          (15,041)             (674)             (628)
  Annual contract maintenance charge
    (note 2) ...............................           (1,352)           (1,152)           (7,260)           (7,327)
  Contingent deferred sales charges
    (note 2) ...............................          (50,544)          (15,120)         (106,391)          (83,293)
  Adjustments to maintain reserves .........             (179)           (1,423)         (122,011)              607
                                                -------------      ------------       -----------        ----------
       Net equity transactions .............        9,452,357         5,881,616        (6,446,366)        2,807,915
                                                -------------      ------------       -----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......        8,033,681         6,873,236           353,881        19,256,890
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.       54,123,958        28,538,182       165,682,211       142,394,052
                                                -------------      ------------       -----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......       62,157,639        35,411,418       166,036,092       161,650,942
                                                =============      ============       ===========        ==========

                                                                                                        (Continued)

                                       7


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS' EQUITY
                  SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                       GROWTH AND INCOME                  GROWTH OPPORTUNITIES
                                                            PORTFOLIO                            PORTFOLIO
                                                 ------------------------------        ----------------------------
                                                     1999               1998              1999              1998
                                                 ------------        ----------       -----------       -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................     $    372,758                 -         7,748,077         6,818,325
  Mortality, expense and administration
    charges (note 2) .......................         (447,104)         (241,201)       (5,314,911)       (4,711,011)
                                                 ------------        ----------       -----------       -----------
    Net investment activity ................          (74,346)         (241,201)        2,433,166         2,107,314
                                                 ------------        ----------       -----------       -----------

  Proceeds from mutual fund shares sold ....        1,641,154            28,097        46,245,098         8,539,046
  Cost of mutual fund shares sold ..........       (1,045,671)          (20,886)      (24,980,851)       (4,651,902)
                                                 ------------        ----------       -----------       -----------
    Realized gain (loss) on investments ....          595,483             7,211        21,264,247         3,887,144
  Change in unrealized gain (loss)
    on investments .........................        3,221,836         5,139,007         4,530,167        36,953,688
                                                 ------------        ----------       -----------       -----------
    Net gain (loss) on investments .........        3,817,319         5,146,218        25,794,414        40,840,832
                                                 ------------        ----------       -----------       -----------
  Reinvested capital gains .................          745,516           158,758        14,485,535        23,701,797
                                                 ------------        ----------       -----------       -----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................        4,488,489         5,063,775        42,713,115        66,649,943
                                                 ------------        ----------       -----------       -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................        7,625,864         9,453,853        22,197,646        53,810,557
  Transfers between funds ..................        3,858,767         4,996,317       (24,241,258)       (4,213,525)
  Redemptions ..............................       (2,125,680)         (991,144)      (34,580,397)      (19,762,259)
  Annuity benefits .........................                -                 -            (2,529)           (2,267)
  Annual contract maintenance charge
    (note 2) ...............................           (2,390)             (782)          (44,616)          (40,391)
  Contingent deferred sales charges
    (note 2) ...............................          (47,147)           (9,625)         (735,912)         (398,448)
  Adjustments to maintain reserves .........              421               157             5,976               654
                                                 ------------        ----------       -----------       -----------
       Net equity transactions .............        9,309,835        13,448,776       (37,401,090)       29,394,321
                                                 ------------        ----------       -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......       13,798,324        18,512,551         5,312,025        96,044,264
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.       57,354,937        26,075,446       775,505,231       618,547,573
                                                 ------------        ----------       -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......     $ 71,153,261        44,587,997       780,817,256       714,591,837
                                                 ============        ==========       ===========       ===========


                                                                                        EQUITY-INCOME PORTFOLIO:
                                                       MID CAP PORTFOLIO                      SERVICE CLASS
                                                 ------------------------------      ----------------------------
                                                     1999               1998              1999              1998
                                                 ------------        ----------      -----------       -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................                -                 -          298,320                 -
  Mortality, expense and administration
    charges (note 2) .......................             (134)                -         (115,874)          (14,283)
                                                 ------------        ----------      -----------       -----------
    Net investment activity ................             (134)                -          182,446           (14,283)
                                                 ------------        ----------      -----------       -----------

  Proceeds from mutual fund shares sold ....              152                 -        1,257,471           161,897
  Cost of mutual fund shares sold ..........             (144)                -       (1,243,009)         (150,947)
                                                 ------------        ----------      -----------       -----------
    Realized gain (loss) on investments ....                8                 -           14,462            10,950
  Change in unrealized gain (loss)
    on investments .........................            3,246                 -        1,975,147            23,923
                                                 ------------        ----------      -----------       -----------
    Net gain (loss) on investments .........            3,254                 -        1,989,609            34,873
                                                 ------------        ----------      -----------       -----------
  Reinvested capital gains .................                -                 -          659,443                 -
                                                 ------------        ----------      -----------       -----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................            3,120                 -        2,831,498            20,590
                                                 ------------        ----------      -----------       -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................            4,224                 -       10,057,970         9,163,312
  Transfers between funds ..................           42,091                 -         (691,604)          190,851
  Redemptions ..............................                -                 -         (627,036)          (48,254)
  Annuity benefits .........................                -                 -                -                 -
  Annual contract maintenance charge
    (note 2) ...............................              (54)                -                -                 -
  Contingent deferred sales charges
    (note 2) ...............................                -                 -          (12,075)                -
  Adjustments to maintain reserves .........           (6,166)                -              143               (37)
                                                 ------------        ----------      -----------       -----------
       Net equity transactions .............           40,096                 -        8,727,399         9,305,872
                                                 ------------        ----------      -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......           43,216                 -       11,558,897         9,326,462
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.                -                 -       19,246,515                 -
                                                 ------------        ----------      -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......           43,216                 -       30,805,412         9,326,462
                                                 ============        ==========      ===========       ===========


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS' EQUITY
                  SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                         GROWTH PORTFOLIO:                 HIGH INCOME PORTFOLIO:
                                                           SERVICE CLASS                       SERVICE CLASS
                                                 -------------------------------      -----------------------------
                                                     1999               1998             1999               1998
                                                 ------------       ------------      -----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................     $     40,526                 -         1,960,183                 -
  Mortality, expense and administration
    charges (note 2) .......................         (150,911)          (10,098)         (122,211)          (16,874)
                                                 ------------       ------------      -----------        ----------
    Net investment activity ................         (110,385)          (10,098)        1,837,972           (16,874)
                                                 ------------       ------------      -----------        ----------

  Proceeds from mutual fund shares sold ....          884,056            38,023           678,389                60
  Cost of mutual fund shares sold ..........         (731,234)          (35,629)         (763,425)              (60)
                                                 ------------       ------------      -----------        ----------
    Realized gain (loss) on investments ....          152,822             2,394           (85,036)                -
  Change in unrealized gain (loss)
    on investments .........................        1,363,908           320,836          (193,914)          (13,808)
                                                 ------------       ------------      -----------        ----------
    Net gain (loss) on investments .........        1,516,730           323,230          (278,950)          (13,808)
                                                 ------------       ------------      -----------        ----------
  Reinvested capital gains .................        2,548,095                 -            73,278                 -
                                                 ------------       ------------      -----------        ----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................        3,954,440           313,132         1,632,300           (30,682)
                                                 ------------       ------------      -----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................       22,553,999         7,243,338        10,488,588        11,674,698
  Transfers between funds ..................        1,401,096            42,959          (350,854)          (55,505)
  Redemptions ..............................         (833,019)          (40,157)         (657,423)          (44,140)
  Annuity benefits .........................                -                 -                 -                 -
  Annual contract maintenance charge
    (note 2) ...............................                -                 -                 -                 -
  Contingent deferred sales charges
    (note 2) ...............................          (23,264)                -           (17,542)                -
  Adjustments to maintain reserves .........              244                (5)               56               (10)
                                                 ------------       ------------      -----------        ----------
       Net equity transactions .............       23,099,056         7,246,135         9,462,824        11,575,043
                                                 ------------       ------------      -----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......       27,053,496         7,559,267        11,095,124        11,544,361
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.       19,330,166                 -        19,647,222                 -
                                                 ------------       ------------      -----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......     $ 46,383,662         7,559,267        30,742,346        11,544,361
                                                 ============       ============      ===========        ==========


                                                         OVERSEAS PORTFOLIO:               ASSET MANAGER PORTFOLIO:
                                                            SERVICE CLASS                        SERVICE CLASS
                                                 -------------------------------      -----------------------------
                                                     1999               1998             1999               1998
                                                 ------------       ------------      -----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................          100,837                 -           134,952                 -
  Mortality, expense and administration
    charges (note 2) .......................          (36,914)           (3,550)          (26,077)           (1,023)
                                                 ------------       ------------      -----------        ----------
    Net investment activity ................           63,923            (3,550)          108,875            (1,023)
                                                 ------------       ------------      -----------        ----------

  Proceeds from mutual fund shares sold ....          762,423            28,433           474,680            11,945
  Cost of mutual fund shares sold ..........         (798,811)          (27,147)         (470,856)          (11,571)
                                                 ------------       ------------      -----------        ----------
    Realized gain (loss) on investments ....          (36,388)            1,286             3,824               374
  Change in unrealized gain (loss)
    on investments .........................          372,538            (6,899)          (14,471)            9,750
                                                 ------------       ------------      -----------        ----------
    Net gain (loss) on investments .........          336,150            (5,613)          (10,647)           10,124
                                                 ------------       ------------      -----------        ----------
  Reinvested capital gains .................          162,640                 -           170,940                 -
                                                 ------------       ------------      -----------        ----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................          562,713            (9,163)          269,168             9,101
                                                 ------------       ------------      -----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................        2,905,135         2,521,329         2,898,292           917,149
  Transfers between funds ..................          798,810           110,474           866,689            43,347
  Redemptions ..............................         (265,144)           (2,701)          (81,387)                -
  Annuity benefits .........................                -                 -                 -                 -
  Annual contract maintenance charge
    (note 2) ...............................                -                 -                 -                 -
  Contingent deferred sales charges
    (note 2) ...............................           (8,026)                -              (538)                -
                                                 ------------       ------------      -----------        ----------
  Adjustments to maintain reserves .........                9                (7)                8                (1)
       Net equity transactions .............        3,430,784         2,629,095         3,683,063           960,495
                                                 ------------       ------------      -----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......        3,993,497         2,619,932         3,952,231           969,596
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.        5,864,005                 -         3,718,589                 -
                                                 ------------       ------------      -----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......        9,857,502         2,619,932         7,670,820           969,596
                                                 ============       ============      ===========        ==========


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS' EQUITY
                  SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                     ASSET MANAGER:                 CONTRAFUND PORTFOLIO:
                                             GROWTH PORTFOLIO:SERVICE CLASS              SERVICE CLASS
                                             ------------------------------       --------------------------
                                                 1999               1998            1999             1998
                                             -------------       ----------       ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................     $    68,429               -           80,508               -
  Mortality, expense and administration
    charges (note 2) .....................         (18,945)         (1,240)        (107,934)         (7,246)
                                               -----------       ---------       ----------       ---------
    Net investment activity ..............          49,484          (1,240)         (27,426)         (7,246)
                                               -----------       ---------       ----------       ---------

  Proceeds from mutual fund shares sold ..         418,362           2,727          623,243          34,897
  Cost of mutual fund shares sold ........        (403,042)         (2,635)        (524,615)        (33,349)
                                               -----------       ---------       ----------       ---------
    Realized gain (loss) on investments ..          15,320              92           98,628           1,548
  Change in unrealized gain (loss)
    on investments .......................         122,033          13,924        1,605,371         201,197
                                               -----------       ---------       ----------       ---------
    Net gain (loss) on investments .......         137,353          14,016        1,703,999         202,745
                                               -----------       ---------       ----------       ---------
  Reinvested capital gains ...............         113,492               -          590,393               -
                                               -----------       ---------       ----------       ---------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ......................         300,329          12,776        2,266,966         195,499
                                               -----------       ---------       ----------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................       2,697,503       1,023,564       14,224,181       4,993,204
  Transfers between funds ................         (28,946)          6,151        1,378,103         282,781
  Redemptions ............................         (56,797)         (4,345)        (833,842)         (6,235)
  Annuity benefits .......................               -               -                -               -
  Annual contract maintenance charge
    (note 2) .............................               -               -                -               -
  Contingent deferred sales charges
    (note 2) .............................            (574)              -          (13,674)              -
  Adjustments to maintain reserves .......              20              (2)             111              (4)
                                               -----------       ---------       ----------       ---------
       Net equity transactions ...........       2,611,206       1,025,368       14,754,878       5,269,746
                                               -----------       ---------       ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       2,911,535       1,038,144       17,021,844       5,465,245
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD      2,498,347               -       14,829,049               -
                                               -----------       ---------       ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....     $ 5,409,882       1,038,144       31,850,893       5,465,245
                                               ===========       =========       ==========       =========


                                                   BALANCED PORTFOLIO:          GROWTH AND INCOME PORTFOLIO:
                                                       SERVICE CLASS                    SERVICE CLASS
                                                 --------------------------     ----------------------------
                                                    1999            1998            1999             1998
                                                 ----------       ---------     -----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................         260,297               -          131,543               -
  Mortality, expense and administration
    charges (note 2) .....................         (67,345)         (3,458)        (134,411)         (7,761)
                                                ----------       ---------       ----------       ---------
    Net investment activity ..............         192,952          (3,458)          (2,868)         (7,761)
                                                ----------       ---------       ----------       ---------

  Proceeds from mutual fund shares sold ..          71,938          29,320          482,397         254,098
  Cost of mutual fund shares sold ........         (69,790)        (28,081)        (424,003)       (245,882)
                                                ----------       ---------       ----------       ---------
    Realized gain (loss) on investments ..           2,148           1,239           58,394           8,216
  Change in unrealized gain (loss)
    on investments .......................         107,612          56,698        1,782,992         202,781
                                                ----------       ---------       ----------       ---------
    Net gain (loss) on investments .......         109,760          57,937        1,841,386         210,997
                                                ----------       ---------       ----------       ---------
  Reinvested capital gains ...............         302,507               -          263,087               -
                                                ----------       ---------       ----------       ---------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ......................         605,219          54,479        2,101,605         203,236
                                                ----------       ---------       ----------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................       8,481,537       3,063,263       17,947,145       5,736,928
  Transfers between funds ................         207,801          80,857        1,577,617         154,084
  Redemptions ............................        (352,759)        (33,837)        (697,293)         (5,037)
  Annuity benefits .......................               -               -                -               -
  Annual contract maintenance charge
    (note 2) .............................               -               -                -               -
  Contingent deferred sales charges
    (note 2) .............................          (8,463)              -          (11,230)              -
  Adjustments to maintain reserves .......               5             (75)             124              (4)
                                                ----------       ---------       ----------       ---------
       Net equity transactions ...........       8,328,122       3,110,208       18,816,363       5,885,971
                                                ----------       ---------       ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       8,933,341       3,164,687       20,917,968       6,089,207
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD       9,548,789               -       18,359,783               -
                                                ----------       ---------       ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      18,482,130       3,164,687       39,277,751       6,089,207


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS' EQUITY
                  SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                     Growth Opportunities          Mid Cap Portfolio:
                                                   Portfolio:Service Class            Service Class
                                               ----------------------------    ----------------------------
                                                   1999             1998           1999            1998
                                               ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................   $    484,433               -               -               -
  Mortality, expense and administration
    charges (note 2) .......................       (293,615)        (31,955)         (1,002)              -
                                               ------------    ------------    ------------    ------------
    Net investment activity ................        190,818         (31,955)         (1,002)              -
                                               ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ....        562,935          80,438         574,144               -
  Cost of mutual fund shares sold ..........       (485,335)        (75,865)       (553,276)              -
                                               ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ....         77,600           4,573          20,868               -
  Change in unrealized gain (loss)
    on investments .........................      3,036,623         332,900          22,985               -
                                               ------------    ------------    ------------    ------------
    Net gain (loss) on investments .........      3,114,223         337,473          43,853               -
                                               ------------    ------------    ------------    ------------
  Reinvested capital gains .................        946,847               -               -               -
                                               ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ........................      4,251,888         305,518          42,851               -
                                               ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................     30,611,275      19,734,321         391,338               -
  Transfers between funds ..................        391,438          67,162          68,170               -
  Redemptions ..............................     (1,799,178)        (93,227)         (1,744)              -
  Annuity benefits .........................              -               -               -               -
  Annual contract maintenance charge
    (note 2) ...............................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ...............................        (43,994)              -               -               -
  Adjustments to maintain reserves .........            329            (185)            (11)              -
                                               ------------    ------------    ------------    ------------
       Net equity transactions .............     29,159,871      19,708,071         457,753               -
                                               ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     33,411,759      20,013,589         500,604               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.     46,040,394               -               -               -
                                               ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   $ 79,452,153      20,013,589         500,604               -
                                               ============    ============    ============    ============

See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                              June 30, 1999 and 1998
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations
        Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994.The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(r).

    (b) The Contracts
        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

            Funds available in the Fidelity Advisor Classic and Select Products:

            Portfolios of the Fidelity Variable Insurance Products Fund
               (Fidelity VIP);
              Fidelity VIP - Equity-Income Portfolio
              Fidelity VIP - Growth Portfolio
              Fidelity VIP - High Income Portfolio
              Fidelity VIP - Money Market Portfolio (also available in the Fidelity Advisor Generations product)
              Fidelity VIP - Overseas Portfolio

            Portfolios of the Fidelity Variable Insurance Products Fund II
               (Fidelity VIP-II);
              Fidelity VIP-II - Asset Manager Portfolio
              Fidelity VIP-II - Asset Manager:Growth Portfolio
              Fidelity VIP-II - Contrafund Portfolio
              Fidelity VIP-II - Index 500 Portfolio (also available in the Fidelity Advisor Generations product) Fidelity VIP-II - Investment Grade Bond Portfolio (also available in the Fidelity Advisor Generations Annuity product)

            Portfolios of the Fidelity Variable Insurance Products Fund III
               (Fidelity VIP-III);
              Fidelity VIP-III - Balanced Portfolio
              Fidelity VIP-III - Growth and Income Portfolio
              Fidelity VIP-III - Growth Opportunities Portfolio
              Fidelity VIP-III - Mid Cap Portfolio

            Funds of Fidelity Advisor Annuity Fund (effective January 20, 1997, the following funds are no longer available);
              Fidelity Advisor Annuity Government Investment Fund
              Fidelity Advisor Annuity High Yield Fund
              Fidelity Advisor Annuity Money Market Fund
              Fidelity Advisor Annuity Overseas Fund

            Funds available in the Fidelity Advisor Generations product:

            Portfolios of the Fidelity Variable Insurance Products Fund
               (Fidelity VIP);
              Fidelity VIP - Equity-Income Portfolio:Service Class Fidelity VIP - Growth Portfolio:Service Class
              Fidelity VIP - High Income Portfolio:Service Class
              Fidelity VIP - Overseas Portfolio:Service Class

            Portfolios of the Fidelity Variable Insurance Products Fund
              II(Fidelity VIP-II); Fidelity VIP-II - Asset Manager Portfolio:Service Class Fidelity VIP-II - Asset Manager:Growth Portfolio:Service Class Fidelity VIP-II - Contrafund Portfolio:Service Class

            Portfolios of the Fidelity Variable Insurance Products Fund
              III(Fidelity VIP-III); Fidelity VIP-III - Balanced
              Portfolio:Service Class Fidelity VIP-III - Growth and Income Portfolio:Service Class Fidelity VIP-III - Growth Opportunities Portfolio:Service Class Fidelity VIP-III - Mid Cap
              Portfolio:Service Class

        At June 30, 1999, except as noted, contract owners have invested in all of the above funds.The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options.The underlying mutual fund options are not available to the general public directly.The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund.Con- sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999.The cost of investments sold is determined on a specific identification basis.Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company:(a) for the Fidelity Advisor Annuity Classic contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units;and (b) for the Fidelity Advisor Annuity Classic contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively;for the Fidelity Advisor Annuity Select contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively;for the Fidelity Advisor Generations Annuity contracts a mortality risk charge and an expense risk charge assessed through the daily unit value calculation equal to an annual rate of .80% and
 .15%, respectively.For Fidelity Advisor Annuity Select and Fidelity Advisor Generations Annuity contracts, optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1).Optional long care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

The following table provides mortality, expense and administration charges by asset fee rate for the six month period ended June 30, 1999:


                                         Total     FidVIPEI     FidVIPGr     FidVIPHI   FidVIPMMkt
                                    ----------   ----------   ----------   ----------   ----------
0.95% ...........................      626,974            -            -            -       33,717
1.00% ...........................      568,358            -            -            -       20,511
1.05% ...........................      159,955            -            -            -       12,891
1.30% ...........................      919,074       27,275       28,654       63,323       23,672
1.40% ...........................   10,466,078      446,889      428,266    1,008,965      328,224
1.45% ...........................      147,079       14,954       17,977       12,163        8,774
1.50% ...........................       43,801        3,624        4,898        3,695        6,514
                                    ----------   ----------   ----------   ----------   ----------
     Total ......................   12,931,375      492,742      479,796    1,088,146      434,304
                                    ==========   ==========   ==========   ==========   ==========

                                      FidVIPOv     FidVIPAM   FidVIPAMGr    FidVIPCon   FidVIPI500
                                    ----------   ----------   ----------   ----------   ----------
0.95% ...........................            -            -            -            -       75,150
1.00% ...........................            -            -            -            -       53,612
1.05% ...........................            -            -            -            -       12,629
1.30% ...........................       45,079        5,407        4,845       45,976       33,736
1.40% ...........................      497,814      106,768       91,286      606,199      438,094
1.45% ...........................        4,254        3,488        2,405       13,010       11,353
1.50% ...........................          830        1,312          689        2,484        4,160
                                    ----------   ----------   ----------   ----------   ----------
     Total ......................      547,978      116,975       99,226      667,669      628,733
                                    ==========   ==========   ==========   ==========   ==========


                                    FidVIPIGBd    FidVIPBal   FidVIPGrIn   FidVIPGrOp   FidVIPMCap
                                    ----------   ----------   ----------   ----------   ----------
0.95% ...........................       28,569            -            -            -            -
1.00% ...........................       32,031            -            -            -            -
1.05% ...........................       10,963            -            -            -            -
1.30% ...........................       19,621      103,461       22,834      495,056          134
1.40% ...........................      285,668    1,046,203      410,302    4,771,430            -
1.45% ...........................        2,368        7,566       12,485       36,282            -
1.50% ...........................        1,030          938        1,483       12,143            -
                                    ----------   ----------   ----------   ----------   ----------
     Total ......................      380,250    1,158,168      447,104    5,314,911          134
                                    ==========   ==========   ==========   ==========   ==========


                                     FidVIPEIS    FidVIPGrS    FidVIPHIS    FidVIPOvS    FidVIPAMS
                                    ----------   ----------   ----------   ----------   ----------
0.95% ...........................       54,360       70,614       62,467       17,651       11,839
1.00% ...........................       47,719       63,291       44,667       13,911       11,515
1.05% ...........................       13,795       17,005       15,077        5,352        2,723
1.30% ...........................            -            -            -            -            -
1.40% ...........................            -            -            -            -            -
1.45% ...........................            -            -            -            -            -
1.50% ...........................            -            -            -            -            -
                                    ----------   ----------   ----------   ----------   ----------
     Total ......................      115,874      150,911      122,211       36,914       26,077
                                    ==========   ==========   ==========   ==========   ==========

                                   FidVIPAMGrS   FidVIPConS   FidVIPBalS  FidVIPGrInS  FidVIPGrOpS
                                   -----------   ----------   ----------  -----------  -----------
0.95% ...........................        6,818       49,576       31,616       53,549      130,718
1.00% ...........................        8,523       46,247       28,160       65,622      132,051
1.05% ...........................        3,605       12,111        7,569       15,241       30,846
1.30% ...........................            -            -            -            -            -
1.40% ...........................            -            -            -            -            -
1.45% ...........................            -            -            -            -            -
1.50% ...........................            -            -            -            -            -
                                    ----------   ----------   ----------   ----------   ----------
     Total ......................       18,945      107,934       67,345      134,411      293,615
                                    ==========   ==========   ==========   ==========   ==========


                                   FidVIPMCapS
                                   -----------
    0.95%                                  329
    1.00% .......................          498
    1.05% .......................          175
    1.30% .......................            -
    1.40% .......................            -
    1.45% .......................            -
    1.50% .......................            -
                                   -----------
         Total ..................        1,002
                                   ===========

(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

(4) Components of Contract owners'equity
    The following is a summary of contract owners'equity at June 30, 1999, for each series, in both the accumulation and payout phases.

                                                                                                               PERIOD
    Contract owners' equity represented by:                     UNITS      UNIT VALUE                         RETURN(b)
                                                              ----------   -----------                        ---------
     ASSET FEE @ .95 RATE:
        Fidelity VIP - Money Market Portfolio:
   Tax qualified .........................................       239,718   $ 10.609486   $ 2,543,285             2%
   Non-tax qualified .....................................       553,987     10.609486     5,877,517             2%
Fidelity VIP - Index 500 Portfolio:
   Tax qualified .........................................     1,548,534     13.609671    21,075,038            12%
   Non-tax qualified .....................................       713,607     13.609671     9,711,956            12%
Fidelity VIP II -
Investment Grade Bond Portfolio:
   Tax qualified .........................................       251,530     10.459393     2,630,851            (2)%
   Non-tax qualified .....................................       474,117     10.459393     4,958,976            (2)%
Fidelity VIP -
Equity-Income Portfolio:Service Class
   Tax qualified .........................................       488,009     12.064899     5,887,779            12%
   Non-tax qualified .....................................       747,222     12.064899     9,015,158            12%
Fidelity VIP - Growth Portfolio:Service Class
   Tax qualified .........................................       527,034     15.099868     7,958,144            14%
   Non-tax qualified .....................................       896,834     15.099868    13,542,075            14%
Fidelity VIP - High Income Portfolio:
Service Class
   Tax qualified .........................................       670,871      9.898262     6,640,457             7%
   Non-tax qualified .....................................       994,253      9.898262     9,841,377             7%
Fidelity VIP - Overseas Portfolio:
Service Class
   Tax qualified .........................................       197,617     11.386918     2,250,249             8%
   Non-tax qualified .....................................       225,906     11.386918     2,572,373             8%
Fidelity VIP II - Asset Manager Portfolio:
Service Class
   Tax qualified .........................................       134,463     11.623059     1,562,871             5%
   Non-tax qualified .....................................       178,612     11.623059     2,076,018             5%
Fidelity VIP II - Asset Manager
Growth Portfolio:Service Class
   Tax qualified .........................................        65,906     12.068956       795,417             7%
   Non-tax qualified .....................................        94,832     12.068956     1,144,523             7%
Fidelity VIP - Contrafund Portfolio:
Service Class
   Tax qualified .........................................       433,090     13.875166     6,009,196            11%
   Non-tax qualified .....................................       644,775     13.875166     8,946,360            11%
Fidelity VIP III - Balanced Portfolio:
Service Class
   Tax qualified .........................................       304,563     11.831723     3,603,505             4%
   Non-tax qualified .....................................       454,576     11.831723     5,378,417             4%
Fidelity VIPIII - Growth and Income Portfolio:
Service Class
   Tax qualified .........................................       462,647     13.295853     6,151,287             7%
   Non-tax qualified .....................................       750,535     13.295853     9,979,003             7%


   Fidelity VIP III - Growth Opportunities
   Portfolio:Service Class
     Tax qualified .......................................     1,148,990     12.644304    14,528,179             6%
     Non-tax qualified ...................................     1,754,479     12.644304    22,184,166             6%
   Fidelity VIP III - Mid Cap Portfolio:
   Service Class
     Tax qualified .......................................         8,348     11.278035        94,149            13%(a)
     Non-tax qualified ...................................        13,088     11.278035       147,607            13%(a)

ASSET FEE @ 1.00 RATE:
   Fidelity VIP - Money Market Portfolio:
     Tax qualified .......................................       140,198     10.601915     1,486,367             2%
     Non-tax qualified ...................................       336,572     10.601915     3,568,308             2%
   Fidelity VIP - Index 500 Portfolio:
     Tax qualified .......................................       470,692     13.600141     6,401,478            11%
     Non-tax qualified ...................................       700,170     13.600141     9,522,411            11%
   Fidelity VIP II -
   Investment Grade Bond Portfolio:
     Tax qualified .......................................       228,274     10.452067     2,385,935            (2)%
     Non-tax qualified ...................................       440,454     10.452067     4,603,655            (2)%
   Fidelity VIP - Equity-Income Portfolio:
   Service Class
     Tax qualified .......................................       481,690     12.056463     5,807,478            12%
     Non-tax qualified ...................................       553,236     12.056463     6,670,069            12%
   Fidelity VIP - Growth Portfolio:Service Class
     Tax qualified .......................................       557,090     15.089312     8,406,105            14%
     Non-tax qualified ...................................       783,278     15.089312    11,819,126            14%
   Fidelity VIP - High Income Portfolio:
   Service Class
     Tax qualified .......................................       496,966      9.891329     4,915,654             7%
     Non-tax qualified ...................................       615,429      9.891329     6,087,411             7%
   Fidelity VIP - Overseas Portfolio:
   Service Class
     Tax qualified .......................................       154,162     11.378960     1,754,203             8%
     Non-tax qualified ...................................       170,914     11.378960     1,944,824             8%
   Fidelity VIP II - Asset Manager Portfolio:
   Service Class
     Tax qualified .......................................       124,040     11.614922     1,440,715             5%
     Non-tax qualified ...................................       152,593     11.614922     1,772,356             5%
   Fidelity VIP II - Asset Manager
   Growth Portfolio:Service Class
     Tax qualified .......................................       109,394     12.060532     1,319,350             7%
     Non-tax qualified ...................................       101,014     12.060532     1,218,283             7%
   Fidelity VIP - Contrafund Portfolio:
   Service Class
     Tax qualified .......................................       399,662     13.865467     5,541,500            11%
     Non-tax qualified ...................................       592,264     13.865467     8,212,017            11%
   Fidelity VIP III - Balanced Portfolio:
   Service Class
     Tax qualified .......................................       279,379     11.823447     3,303,223             4%
     Non-tax qualified ...................................       376,324     11.823447     4,449,447             4%


   Fidelity VIPIII - Growth and Income Portfolio:
   Service Class
     Tax qualified ....................................... .     595,824     13.286548     7,916,444             7%
     Non-tax qualified ...................................       829,693     13.286548    11,023,756             7%
   Fidelity VIP III - Growth Opportunities
   Portfolio:Service Class
     Tax qualified ....................................... .   1,222,777     12.635454    15,450,343             6%
     Non-tax qualified ...................................     1,546,979     12.635454    19,546,782             6%
   Fidelity VIP III - Mid Cap Portfolio:
   Service Class
     Tax qualified ....................................... .      12,745     11.275385       143,705            13%(a)
     Non-tax qualified ...................................         9,757     11.275385       110,014            13%(a)

ASSET FEE @ 1.05 RATE:
   Fidelity VIP - Money Market Portfolio:
     Tax qualified ....................................... .     163,673     10.594349     1,734,009             2%
     Non-tax qualified ...................................        85,718     10.594349       908,126             2%
   Fidelity VIP - Index 500 Portfolio:
     Tax qualified ....................................... .      90,849     13.590628     1,234,695            11%
     Non-tax qualified ...................................       179,267     13.590628     2,436,351            11%
   Fidelity VIP II -
   Investment Grade Bond Portfolio:
     Tax qualified ....................................... .      58,284     10.444749       608,762            (2)%
     Non-tax qualified ...................................       183,853     10.444749     1,920,298            (2)%
   Fidelity VIP - Equity-Income Portfolio:
   Service Class
     Tax qualified ....................................... .     108,233     12.048043     1,303,996            12%
     Non-tax qualified ...................................       175,827     12.048043     2,118,371            12%
   Fidelity VIP - Growth Portfolio:Service Class
     Tax qualified ....................................... .      72,887     15.078763     1,099,046            14%
     Non-tax qualified ...................................       236,004     15.078763     3,558,648            14%
   Fidelity VIP - High Income Portfolio:
   Service Class
     Tax qualified ....................................... .     105,924      9.884417     1,046,997             7%
     Non-tax qualified ...................................       223,110      9.884417     2,205,312             7%
   Fidelity VIP - Overseas Portfolio:
   Service Class
     Tax qualified ....................................... .      43,399     11.370997       493,490             8%
     Non-tax qualified ...................................        74,080     11.370997       842,363             8%
   Fidelity VIP II - Asset Manager Portfolio:
   Service Class
     Tax qualified ....................................... .      28,313     11.606789       328,623             5%
     Non-tax qualified ...................................        42,017     11.606789       487,682             5%
   Fidelity VIP II - Asset Manager
   Growth Portfolio:Service Class
     Tax qualified ....................................... .      36,219     12.052088       436,515             7%
     Non-tax qualified ...................................        40,923     12.052088       493,208             7%
   Fidelity VIP - Contrafund Portfolio:
   Service Class
     Tax qualified ....................................... .      74,822     13.855766     1,036,716            11%
     Non-tax qualified ...................................       151,882     13.855766     2,104,441            11%



   Fidelity VIP III - Balanced Portfolio:
   Service Class
     Tax qualified ....................................... .      53,590     11.815171       633,175             4%
     Non-tax qualified ...................................        93,979     11.815171     1,110,378             4%
   Fidelity VIPIII - Growth and Income Portfolio:
   Service Class
     Tax qualified ....................................... .     101,820     13.277261     1,351,891             7%
     Non-tax qualified ...................................       214,268     13.277261     2,844,892             7%
   Fidelity VIP III - Growth Opportunities
   Portfolio:Service Class
     Tax qualified ....................................... .     226,005     12.626616     2,853,678             6%
     Non-tax qualified ...................................       387,104     12.626616     4,887,814             6%
   Fidelity VIP III - Mid Cap Portfolio:
   Service Class
     Non-tax qualified ...................................           455     11.272733         5,129            13%(a)

ASSET FEE @ 1.10 RATE:
   Fidelity VIP - Index 500 Portfolio:
     Non-tax qualified ...................................           296     10.133484         3,000             1%(a)
   Fidelity VIP II -
   Investment Grade Bond Portfolio:
     Non-tax qualified ...................................           523      9.803885         5,127           (2)%(a)
   Fidelity VIP - High Income Portfolio:
   Service Class
     Non-tax qualified ...................................           527      9.748674         5,138           (3)%(a)
   Fidelity VIP III - Balanced Portfolio:
   Service Class
     Non-tax qualified ...................................           149      9.865276         1,470           (1)%(a)

ASSET FEE @ 1.20 RATE:
   Fidelity VIP - Money Market Portfolio:
     Tax qualified ....................................... .       2,395     10.059661        24,093             1%(a)
   Fidelity VIP - Index 500 Portfolio:
     Tax qualified ....................................... .          23     10.131851           233             1%(a)
     Non-tax qualified ...................................           147     10.131851         1,489             1%(a)
   Fidelity VIP - Contrafund Portfolio:
   Service Class
     Tax qualified ....................................... .          23     10.196019           235             2%(a)
     Non-tax qualified ...................................            42     10.196019           428             2%(a)
   Fidelity VIPIII - Growth and Income Portfolio:
   Service Class
     Non-tax qualified ...................................         1,048      9.998432        10,478             0%(a)
   Fidelity VIP III - Growth Opportunities
   Portfolio:Service Class
     Tax qualified ....................................... .          23     10.179081           234             2%(a)
     Non-tax qualified ...................................            43     10.179081           438             2%(a)

ASSET FEE @ 1.25 RATE:
   Fidelity VIP - Equity-Income Portfolio:
   Service Class
     Non-tax qualified ...................................           257      9.965372         2,561             0%(a)


   Fidelity VIP II - Asset Manager Portfolio:
   Service Class
     Non-tax qualified ...................................           253     10.100418         2,555             1%(a)
   Fidelity VIP II - Asset Manager
   Growth Portfolio:Service Class
     Non-tax qualified ...................................           254     10.182859         2,586             2%(a)
   Fidelity VIP III - Balanced Portfolio:
   Service Class
     Non-tax qualified ...................................           255      9.862897         2,515           (1)%(a)

ASSET FEE @ 1.30 RATE:
   Fidelity VIP - Equity-Income Portfolio:
     Tax qualified .......................................       161,030     15.121084     2,434,948            12%
     Non-tax qualified ...................................       143,189     15.121084     2,165,173            12%
   Fidelity VIP - Growth Portfolio:
     Tax qualified .......................................       162,068     18.189195     2,947,886            14%
     Non-tax qualified ...................................       139,991     18.189195     2,546,324            14%
   Fidelity VIP - High Income Portfolio:
     Tax qualified .......................................       482,150     12.026393     5,798,525             7%
     Non-tax qualified ...................................       348,124     12.026393     4,186,676             7%
   Fidelity VIP - Money Market Portfolio:
     Tax qualified .......................................       268,488     11.099462     2,980,072             2%
     Non-tax qualified ...................................       161,000     11.099462     1,787,013             2%
   Fidelity VIP - Overseas Portfolio:
     Tax qualified .......................................       298,568     13.846299     4,134,062             7%
     Non-tax qualified ...................................       206,672     13.846299     2,861,642             7%
   Fidelity VIP II - Asset Manager Portfolio:
     Tax qualified .......................................        30,367     13.849416       420,565             5%
     Non-tax qualified ...................................        35,107     13.849416       486,211             5%
   Fidelity VIP II -
   Asset Manager Growth Portfolio:
     Tax qualified .......................................        31,965     14.819076       473,692             7%
     Non-tax qualified ...................................        31,093     14.819076       460,770             7%
   Fidelity VIP II - Contrafund Portfolio:
     Tax qualified .......................................       281,095     16.653548     4,681,229            11%
     Non-tax qualified ...................................       199,867     16.653548     3,328,495            11%
   Fidelity VIP - Index 500 Portfolio:
     Tax qualified .......................................       222,208     17.633552     3,918,316            11%
     Non-tax qualified ...................................       135,864     17.633552     2,395,765            11%
   Fidelity VIP II -
   Investment Grade Bond Portfolio:
     Tax qualified .......................................       169,319     11.362745     1,923,929            (2)%
     Non-tax qualified ...................................        94,462     11.362745     1,073,348            (2)%
   Fidelity VIP III - Balanced Portfolio:
     Tax qualified .......................................       526,006     17.809048     9,367,666             4%
     Non-tax qualified ...................................       378,452     17.809048     6,739,870             4%
   Fidelity VIP III - Growth and Income Portfolio:
     Tax qualified .......................................       136,190     16.952354     2,308,741             7%
     Non-tax qualified ...................................       107,201     16.952354     1,817,309             7%
   Fidelity VIP III - Growth Opportunities Portfolio:
     Tax qualified .......................................     1,541,608     25.485371    39,288,452             6%
     Non-tax qualified ...................................     1,568,491     25.485371    39,973,575             6%



   Fidelity VIP III - Mid Cap Portfolio:
     Tax qualified .................................................           672     11.269052         7,574             13%(a)
     Non-tax qualified .............................................         3,163     11.269052        35,642             13%(a)
   Fidelity VIP - Growth Portfolio:Service Class
     Tax qualified .................................................            50     10.360520           518              4%(a)
   Fidelity VIP III - Growth Opportunities
   Portfolio:Service Class
     Tax qualified .................................................            51     10.177440           519              2%(a)

Asset fee @ 1.40 rate:
   Fidelity VIP - Equity-Income Portfolio:
     Tax qualified .................................................     1,742,749     15.083732    26,287,159             12%
     Non-tax qualified .............................................     2,890,523     15.083732    43,599,874             12%
   Fidelity VIP - Growth Portfolio:
     Tax qualified .................................................     1,383,215     18.144289    25,097,453             14%
     Non-tax qualified .............................................     2,669,128     18.144289    48,429,430             14%
   Fidelity VIP - High Income Portfolio:
     Tax qualified .................................................     3,726,136     11.994025    44,691,368              7%
     Non-tax qualified .............................................     7,810,333     11.994025    93,677,329              7%
   Fidelity VIP - Money Market Portfolio:
     Tax qualified .................................................     1,506,263     11.069578    16,673,696              2%
     Non-tax qualified .............................................     3,325,771     11.069578    36,814,881              2%
   Fidelity VIP - Overseas Portfolio:
     Tax qualified .................................................     1,624,421     13.809042    22,431,698              7%
     Non-tax qualified .............................................     3,550,632     13.809042    49,030,826              7%
   Fidelity VIP II - Asset Manager Portfolio:
     Tax qualified .................................................       396,272     13.815222     5,474,586              5%
     Non-tax qualified .............................................       791,608     13.815222    10,936,240              5%
   Fidelity VIP II -
   Asset Manager Growth Portfolio:
     Tax qualified .................................................       315,010     14.782497     4,656,634              7%
     Non-tax qualified .............................................       633,695     14.782497     9,367,594              7%
   Fidelity VIP II - Contrafund Portfolio:
     Tax qualified .................................................     2,011,639     16.612423    33,418,198             10%
     Non-tax qualified .............................................     3,822,036     16.612423    63,493,279             10%
   Fidelity VIP - Index 500 Portfolio:
     Tax qualified .................................................     1,270,180     17.590016    22,342,487             11%
     Non-tax qualified .............................................     2,776,715     17.590016    48,842,461             11%
   Fidelity VIP II -
   Investment Grade Bond Portfolio:
     Tax qualified .................................................     1,373,325     11.332154    15,562,730             (2)%
     Non-tax qualified .............................................     2,266,839     11.332154    25,688,169             (2)%
   Fidelity VIP III - Balanced Portfolio:
     Tax qualified .................................................     2,542,213     17.728300    45,069,115              4%
     Non-tax qualified .............................................     5,837,102     17.728300   103,481,895              4%
   Fidelity VIP III - Growth and Income Portfolio:
     Tax qualified .................................................     1,139,006     16.910480    19,261,138              7%
     Non-tax qualified .............................................     2,681,947     16.910480    45,353,011              7%
   Fidelity VIP III - Growth Opportunities Portfolio:
     Tax qualified .................................................     8,269,753     25.369806   209,802,029              6%
     Non-tax qualified .............................................    19,077,272     25.369806   483,986,690              6%



Asset fee @ 1.45 rate:
   Fidelity VIP - Equity-Income Portfolio:
     Tax qualified .......................................        61,574     12.720146       783,230            12%
     Non-tax qualified ...................................       137,504     12.720146     1,749,071            12%
   Fidelity VIP - Growth Portfolio:
     Tax qualified .......................................        55,057     15.655432       861,941            14%
     Non-tax qualified ...................................       155,728     15.655432     2,437,989            14%
   Fidelity VIP - High Income Portfolio:
     Tax qualified .......................................        75,148     10.233139       769,000             7%
     Non-tax qualified ...................................       115,392     10.233139     1,180,822             7%
   Fidelity VIP - Money Market Portfolio:
     Tax qualified .......................................        42,286     10.639362       449,896             2%
     Non-tax qualified ...................................        62,754     10.639362       667,663             2%
   Fidelity VIP - Overseas Portfolio:
     Tax qualified .......................................        24,695     11.800541       291,414             7%
     Non-tax qualified ...................................        33,650     11.800541       397,088             7%
   Fidelity VIP II - Asset Manager Portfolio:
     Tax qualified .......................................        19,626     12.096659       237,409             5%
     Non-tax qualified ...................................        38,891     12.096659       470,451             5%
   Fidelity VIP II -
   Asset Manager Growth Portfolio:
     Tax qualified .......................................        13,099     12.667454       165,931             7%
     Non-tax qualified ...................................        17,103     12.667454       216,651             7%
   Fidelity VIP II - Contrafund Portfolio:
     Tax qualified .......................................        50,506     14.080287       711,139            10%
     Non-tax qualified ...................................       108,362     14.080287     1,525,768            10%
   Fidelity VIP - Index 500 Portfolio:
     Tax qualified .......................................        41,580     14.533276       604,294            11%
     Non-tax qualified ...................................       105,825     14.533276     1,537,984            11%
   Fidelity VIP II -
   Investment Grade Bond Portfolio:
     Tax qualified .......................................        10,348     10.621621       109,913            (2)%
     Non-tax qualified ...................................        37,439     10.621621       397,663            (2)%
   Fidelity VIP III - Balanced Portfolio:
     Tax qualified .......................................        30,738     12.400285       381,160             4%
     Non-tax qualified ...................................        67,116     12.400285       832,258             4%
   Fidelity VIP III - Growth and Income Portfolio:
     Tax qualified .......................................        53,918     14.234796       767,512             7%
     Non-tax qualified ...................................        88,930     14.234796     1,265,900             7%
   Fidelity VIP III - Growth Opportunities Portfolio:
     Tax qualified .......................................       146,290     13.491328     1,973,646             6%
     Non-tax qualified ...................................       291,323     13.491328     3,930,334             6%

Asset fee @ 1.50 rate:
   Fidelity VIP - Equity-Income Portfolio:
     Tax qualified .......................................        12,182     12.709487       154,827            12%
     Non-tax qualified ...................................        31,633     12.709487       402,039            12%
   Fidelity VIP - Growth Portfolio:
     Tax qualified .......................................        32,989     15.642316       516,024            14%
     Non-tax qualified ...................................        17,021     15.642316       266,248            14%
   Fidelity VIP - High Income Portfolio:
     Tax qualified .......................................        12,940     10.224548       132,306             7%
     Non-tax qualified ...................................        40,739     10.224548       416,538             7%


Fidelity VIP - Money Market Portfolio:
   Tax qualified .........................................        67,595     10.630386       718,561             2%
   Non-tax qualified .....................................        13,717     10.630386       145,817             2%
Fidelity VIP - Overseas Portfolio:
   Tax qualified .........................................         2,481     11.790637        29,253             7%
   Non-tax qualified .....................................         7,839     11.790637        92,427             7%
Fidelity VIP II - Asset Manager Portfolio:
   Tax qualified .........................................         2,150     12.086501        25,986             4%
   Non-tax qualified .....................................        14,039     12.086501       169,682             4%
Fidelity VIP II -
Asset Manager Growth Portfolio:
   Tax qualified .........................................         2,658     12.656811        33,642             7%
   Non-tax qualified .....................................         6,520     12.656811        82,522             7%
Fidelity VIP II - Contrafund Portfolio:
   Tax qualified .........................................         7,605     14.068473       106,991            10%
   Non-tax qualified .....................................        23,208     14.068473       326,501            10%
Fidelity VIP - Index 500 Portfolio:
   Tax qualified .........................................        11,347     14.521105       164,771            11%
   Non-tax qualified .....................................        40,289     14.521105       585,041            11%
Fidelity VIP II -
Investment Grade Bond Portfolio:
   Tax qualified .........................................         5,648     10.612709        59,941            (2)%
   Non-tax qualified .....................................        16,325     10.612709       173,252            (2)%
Fidelity VIP III - Balanced Portfolio:
   Tax qualified .........................................         1,965     12.389879        24,346             4%
   Non-tax qualified .....................................         9,787     12.389879       121,260             4%
Fidelity VIP III - Growth and Income Portfolio:
   Tax qualified .........................................         8,428     14.222855       119,870             7%
   Non-tax qualified .....................................        18,265     14.222855       259,780             7%
Fidelity VIP III - Growth Opportunities Portfolio:
   Tax qualified .........................................        71,578     13.480007       964,872             6%
   Non-tax qualified .....................................        62,743     13.480007       845,776             6%
Reserves for annuity contracts in payout phase:
   Tax qualified .........................................                                    40,484
   Non-tax qualified .....................................                                   170,949
                                                                                      --------------
                                                                                      $2,119,954,388
                                                                                      ==============


(a) This investment option was not being utilized for the entire period.Accordingly, the period return was computed for such period as the investment option was utilized.
(b) The period return does not include contract charges satisfied by surrendering units.

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  Before investing, understand that variable annuities are not insured by the
  FDIC or any other government agency, are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered.
           Variable annuities involve investment risk, including the
                          possible loss of principal.
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                      Nationwide Mutual Insurance Company.